COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Commitments and Contingencies [Line Items]
Capital commitments	$ 14,673
Trade Credit Facility [Member]
Commitments and Contingencies [Line Items]
Credit facility, maturity date	Aug. 31, 2023
Trade Credit Facility [Member] | Extended Maturity [Member]
Commitments and Contingencies [Line Items]
Credit facility, maturity date	Aug. 31, 2025